SHAREHOLDER LETTER

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Tax-Exempt Money Fund seeks to provide a high level of current income, consistent with liquidity and preservation of capital. The fund pursues a conservative investment policy by limiting its investments to high quality securities as it seeks to maintain a $1.00 share price.(1)
--------------------------------------------------------------------------------


Dear Shareholder:

It's a pleasure to bring you Franklin Tax-Exempt Money Fund's semiannual report for the period ended January 31, 1999.

During the six months under review, the U.S. economy continued to expand under near ideal economic conditions. U.S. growth remained strong in the second half of 1998. The gross domestic product increased at an annualized 3.7% rate in the third quarter and 6.1% in the fourth. In addition, interest rates continued to decline, with the 30-year Treasury yield ending the period at 5.09%, down from 5.72% on July 31, 1998.

However, Russia's debt default and currency devaluation in late August helped demonstrate that the U.S. equity and bond markets were not immune to troubles elsewhere in the world. The equity market fell precipitously in the late summer correction, while the bond market surged, reflecting the "flight-to-safety" mentality of many investors.

1. Please remember, an investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution, and there can be no assurance that the fund will be able to maintain a net asset value of $1.00 per share.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 6 of this report.

CONTENTS

Shareholder Letter .....      1

Performance Summary ....      4

Financial Highlights &
Statement of
Investments ............      5

Financial Statements ...     11

Notes to
Financial Statements ...     14

[Pyramid FUND CATEGORY Graph]

Taking note of the world's economic problems, the Federal Reserve Board's (the Fed's) monetary policy panel, the Federal Open Market Committee, cut the federal funds target rate three times, for a total of 0.75% since late September, to 4.75%, in an effort to stimulate growth and calm nervous markets.

Although the global problems had a strong impact on domestic markets, they quickly recovered. On January 31, 1999, the Dow Jones(R) Industrial Average stood at 9358.83, compared with 8883.29 on July 31, 1998. Looking forward, recent problems in emerging markets, such as Brazil's currency devaluation in January, make our outlook for the remainder of 1999 somewhat cautious.

PORTFOLIO NOTES

During the reporting period, Franklin Tax-Exempt Money Fund invested in high-quality, widely traded securities. Furthermore, to ensure the fund's safety and stability, we managed the fund more conservatively than SEC guidelines require, purchasing only highly rated securities for the portfolio. We did not buy derivative securities, but purchased only "plain-vanilla," short-term securities. Seeking to lower risk, we eliminated our exposure to Japanese bank guarantees several years ago because of the problems with these banks, and stayed with this philosophy throughout the period.

Worldwide economic weakness and signs of financial instability raised the risk of a U.S. economic slowdown during the six months under review, increasing the possibility that the Fed will further lower short-term interest rates. As a result, we sought additional opportunities to extend the maturities of the fund's positions, seeking to capture the prevailing higher rates.

World market volatility prompted investors to move a large amount of assets into short-term debt instruments. In 1998, total assets of all U.S. money market funds increased by more than $290.7 billion, or 27.5%, to a record $1.35 trillion. The fund's total net assets increased during the reporting period as well, from $164.5 million on July 31, 1998, to $177.3 million on January 31, 1999. However, the domestic economy's strength left state and local municipalities with cash surpluses and less need for short-term financing, lowering overall supply. Note issuance in 1998 was only $34.5 billion, down from $46.2 billion in 1997. This supply and demand imbalance put downward pressure on short-term interest rates. At the end of the reporting period, one-year general market notes were trading at 2.85%, which is about 0.60% below levels seen in July of 1998. On January 31, 1999, Franklin Tax-Exempt Money Fund had a current 7-day yield of 2.11% and a taxable equivalent yield of 3.50% for investors in the 39.6% federal income tax bracket, compared with a 2.89% 7-day yield and a 4.78% taxable equivalent yield on July 31, 1998.

During the reporting period the fund participated in several attractive deals including Puerto Rico Commonwealth TRANs, and Kentucky Asset Liability Commission General Fund Tax-Exempt Commercial Paper.

WHAT ARE TRANS?

TRAN is an acronym for
a short-term government
debt instrument issued by
a municipal agency and
sold in anticipation of tax
receipts and revenues.

PERFORMANCE SUMMARY
1/31/99
___________________________________________

Seven-day effective yield(1)          2.13%
Seven-day annualized yield            2.11%
Taxable equivalent yield(2)           3.50%

1. The seven-day effective yield assumes the compounding of daily dividends.

2. Taxable equivalent yield assumes the 1999 maximum 39.6% federal personal income tax bracket.

Annualized and effective yields are for the seven days ended January 31, 1999. Yields reflect fluctuations in interest rates on portfolio investments, as well as fund expenses. Past expense reductions by the fund's manager increased the fund's yields. Yields should be viewed in terms of the current, low rate of inflation -- just as high inflation usually results in higher yields, low inflation often brings the opposite.

Past performance is not predictive of future results.


Please remember, this discussion reflects our views, opinions and portfolio holdings as of January 31, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

We appreciate your participation in the fund, and welcome any comments or suggestions that you may have.

Sincerely,

/s/ C. B. Johnson

Charles B. Johnson
Chairman
Franklin Tax-Exempt Money Fund

FRANKLIN TAX-EXEMPT MONEY FUND
Financial Highlights

                                                   SIX MONTHS ENDED                     YEAR ENDED JULY 31,
                                                   JANUARY 31, 1999  -----------------------------------------------------
                                                      (UNAUDITED)      1998        1997      1996       1995       1994
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........       $   1.00       $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                      -------------------------------------------------------------------
Net investment income .........................           .013           .029       .029       .029       .029       .020
Distributions from net investment income ......          (.013)         (.029)     (.029)     (.029)     (.029)     (.020)
                                                      -------------------------------------------------------------------
Net asset value, end of period ................       $   1.00       $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                      -------------------------------------------------------------------
Total return* .................................           1.32%          2.99%      2.94%      2.93%      2.98%      1.85%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............       $177,297       $164,525   $161,038   $166,713   $173,123   $202,883
Ratios to average net assets:
 Expenses .....................................            .68%**         .65%       .65%       .65%       .65%       .65%
 Expenses excluding waiver and payments
 by affiliate .................................            .84%**         .83%       .80%       .81%       .78%       .87%
 Net investment income ........................           2.62%**        2.94%      2.91%      2.88%      2.65%      1.84%


* Total return is not annualized.
**Annualized


                       See notes to financial statements.                      5

FRANKLIN TAX-EXEMPT MONEY FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 1999 (UNAUDITED)



                                                                                                        PRINCIPAL
                                                                                                          AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS 100.5%
 ARIZONA 2.9%
 Apache County IDA, Tucson Electric Power, Series A,
  Weekly VRDN and Put, 2.75%, 12/15/18 .............................................................   $ 3,200,000   $ 3,200,000
 Maricopa County, Washington Elementary Project, Series C,
  FGIC Insured, 4.25%, 7/01/99 .....................................................................     2,000,000     2,003,946
                                                                                                                     -----------
                                                                                                                       5,203,946
                                                                                                                     -----------
 COLORADO 1.1%
 Colorado State General Fund TRAN, Series A, 4.00%, 6/25/99 ........................................     2,000,000     2,003,237
                                                                                                                     -----------
 DELAWARE 1.7%
 Delaware State EDA, IDR, Delaware Clean Power Project,
  Refunding Series C,
  Weekly VRDN and Put, 2.75%, 8/01/29 ..............................................................     3,000,000     3,000,000
                                                                                                                     -----------
 GEORGIA 6.3%
 De Kalb County Hospital Authority, Revenue Anticipation Certificates,
  De Kalb Medical Center Project,
  Weekly VRDN and Put, 2.75%, 9/01/09 ..............................................................     1,800,000     1,800,000
 Georgia State Tollway Authority Revenue, Georgia 400 Project,
  Refunding, State Guaranteed, ETM, 6.25%, 7/01/99 .................................................     2,015,000     2,042,055
 Macon-Bibb County Hospital Authority, Revenue Certificates,
  Medical Center of Central Georgia,
  Weekly VRDN and Put, 2.75%, 4/01/07 ..............................................................       900,000       900,000
 Municipal Electric Authority, Series B, Weekly VRDN and Put,
  2.65%, 6/01/20 ...................................................................................     5,000,000     5,000,000
 Rockdale County Hospital Authority, Revenue Anticipation
  Certificates, Weekly VRDN and Put, 2.75%, 10/01/09 ...............................................     1,510,000     1,510,000
                                                                                                                     -----------
                                                                                                                      11,252,055
                                                                                                                     -----------
 ILLINOIS 2.8%
 City of Chicago, O'Hare International Airport Revenue,
  General Airport, Second Lien, Series B,
  Weekly VRDN and Put, 2.75%, 1/01/15 ..............................................................     2,670,000     2,670,000
 Illinois Development Finance Authority Revenue, Olin Corp.
  Project, Series D, Daily VDRN and Put, 3.25%, 3/01/16 ............................................     2,300,000     2,300,000
                                                                                                                     -----------
                                                                                                                       4,970,000
                                                                                                                     -----------
 INDIANA 1.6%
 Princeton PCR, PSI Energy Income Project, Refunding,
  Daily VRDN, 3.25%, 4/01/22 .......................................................................     2,800,000     2,800,000
                                                                                                                     -----------
 IOWA 6.3%
 Iowa Financial Authority, Solid Waste Disposal Revenue,
  Cedar River Paper Co., Daily VRDN and Put, 3.35%, 5/01/25 ........................................     3,100,000     3,100,000
 Iowa State School Corps Warrant Certificates,
    Series A, FSA Insured, 4.50%, 6/26/99 ..........................................................     5,000,000     5,016,400
    Series B, FSA Insured, 3.50%, 1/28/00 ..........................................................     3,000,000     3,015,336
                                                                                                                     -----------
                                                                                                                      11,131,736
                                                                                                                     -----------
 KENTUCKY 8.0%
 Ashland PCR, Ashland Oil Inc. Project, Weekly VRDN
  and Put, 2.55%, 4/01/09 ..........................................................................     2,500,000     2,500,000
 Kentucky Asset Liability Commission General Fund Revenue Notes,
  TECP, 2.80%, 3/03/99 .............................................................................     5,000,000     5,000,000
 Kentucky Development Finance Authority Revenue, Pooled Loan Program,
  Series A, FGIC Insured, Weekly VRDN and Put, 2.65%, 12/01/15 .....................................     1,300,000     1,300,000
 Kentucky Economic Development Finance Authority, Hospital
  Facilities Revenue, Health Alliance, Series D, MBIA Insured,
  Weekly VRDN and Put, 2.70%, 1/01/22 ..............................................................     4,300,000     4,300,000
 Louisville & Jefferson County, Metropolitan Sewer District Revenue,
  MBIA Insured, Pre-Refunded 6.95%, 5/01/99 ........................................................     1,000,000     1,027,986
                                                                                                                     -----------
                                                                                                                      14,127,986
                                                                                                                     -----------
 LOUISIANA 3.7%
 Louisiana Public Facilities Authority, Hospital Revenue,
  Willis-Knighton Medical Project,
    Refunding, AMBAC Insured, Weekly VRDN and Put, 2.85%, 9/01/23 ..................................     1,000,000     1,000,000
    AMBAC Insured, Weekly VRDN and Put, 2.85%, 9/01/27 .............................................     1,700,000     1,700,000

FRANKLIN TAX-EXEMPT MONEY FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 1999 (UNAUDITED) (CONT.)



                                                                                 PRINCIPAL
                                                                                   AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------
 INVESTMENTS (CONT.)
 LOUISIANA (CONT.)
 State Offshore Terminal Authority, Deepwater Port Revenue,
  Refunding, Daily VRDN and Put, 3.15%, 9/01/06 .............................   $ 3,800,000   $ 3,800,000
                                                                                              -----------
                                                                                                6,500,000
                                                                                              -----------
 MARYLAND 1.8%
 Maryland State Health & Higher Educational Facilities
  Authority Revenue, Good Samaritan Hospital, Pre-Refunded,
  7.50%, 7/01/99 ............................................................     3,000,000     3,113,171
                                                                                              -----------
 MASSACHUSETTS 5.1%
 Massachusetts State Health and Educational Facilities Authority Revenue,
  Capital Assets Program, Series D, MBIA Insured, Weekly VRDN and Put, 3.20%,
  1/01/35 ...................................................................     5,000,000     5,000,000
 Massachusetts State Water Resource Authority, TECP,
  2.90%, 2/05/99 ............................................................     4,000,000     4,000,000
                                                                                              -----------
                                                                                                9,000,000
                                                                                              -----------
 MICHIGAN 4.7%
 Delta County Environmental Impact Revenue, EDC, Refunding,
  Daily VRDN, 3.20%, 12/01/23 ...............................................     2,300,000     2,300,000
 Michigan Higher Education Student Loan Authority Revenue, Refunding,
  Series XII-B, AMBAC Insured, Daily VRDN and Put, 2.75%, 10/01/13 ..........     1,100,000     1,100,000
 Michigan Municipal Bond Authority Revenue, Series D-2, 4.25%, 8/27/99 ......     5,000,000     5,018,495
                                                                                              -----------
                                                                                                8,418,495
                                                                                              -----------
 MISSOURI 2.8%
 State Development Agency Metropolitan District, Saint Clair
  County Metrolink, Series B, MBIA Insured, Weekly VRDN
  and Put, 2.65%, 7/01/28 ...................................................     5,000,000     5,000,000
                                                                                              -----------
 NEVADA .6%
 Clark County, Airport Improvement Revenue, Sub. Lien, Series A-1,
  Weekly VRDN and Put,
  2.65%, 7/01/25 ............................................................     1,000,000     1,000,000
                                                                                              -----------
 NEW MEXICO 2.3%
 New Mexico State TRAN, Series A, 3.75%, 6/30/99 ............................     2,500,000     2,507,849
 University of New Mexico Revenue, Refunding, Sub. Lien, AMBAC
  Insured, Weekly VRDN and Put,
  2.65%, 6/01/06 ............................................................     1,600,000     1,600,000
                                                                                              -----------
                                                                                                4,107,849
                                                                                              -----------
 NEW YORK 13.6%
  Battery Park City Authority Revenue, Senior Lein, Pre-Refunded,
   6.50%, 5/01/99 ...........................................................     1,000,000     1,008,650
 Erie County RAN, 4.00%, 10/13/99 ...........................................     2,000,000     2,013,616
 Long Island Power Authority, Electricity Systems Revenue, Sub Series 5,
  Daily VRDN and Put, 3.15%, 7/01/08 ........................................     3,900,000     3,900,000
 Metropolitan Transportation Authority,
    Commuter Facilities Revenue, TECP, 2.90%, 2/17/99 .......................     2,000,000     2,000,000
    Commuter Facilities Revenue, TECP, 2.85%, 5/01/99 .......................     3,000,000     3,000,000
 New York City GO, Sub Series A-4, Daily VDRN and Put, 3.13%, 8/01/23 .......     1,000,000     1,000,000
 New York City MAC,
    Sub Series K-2, Weekly VRDN and Put, 2.35%, 7/01/08 .....................     1,400,000     1,400,000
    Sub Series K-3, Weekly VRDN and Put, 2.35%, 7/01/08 .....................     1,200,000     1,200,000
 New York State Dormitory Authority Revenue, Oxford University Press,
  Weekly VRDN and Put, 2.35%, 7/01/25 .......................................     1,000,000     1,000,000
 New York State Energy Research & Development Authority, PCR, Central
  Hudson Gas & Electric,
    Series B, Weekly VRDN and Put, 2.60%, 11/01/20 ..........................       500,000       500,000
    Suffolk County TAN, Series 2, 3.75%, 9/09/99 ............................     7,000,000     7,017,270
                                                                                              -----------
                                                                                               24,039,536
                                                                                              -----------

FRANKLIN TAX-EXEMPT MONEY FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 1999 (UNAUDITED) (CONT.)



                                                                             PRINCIPAL
                                                                               AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------
 INVESTMENTS (CONT.)
 NORTH CAROLINA 2.6%
 North Carolina Educational Facilities Finance Agency Revenue,
  Catawba College, Weekly VRDN and Put, 2.75%, 3/01/19 ..................   $ 2,000,000   $ 2,000,000
 North Carolina Medical Care Community Hospital Revenue,
  Aces-Pooled Financing Project, Series A,
  Daily VRDN and Put, 3.15%, 10/01/20 ...................................     2,550,000     2,550,000
 Wake County Industrial Facilities and PCFA Revenue, Carolina Power
  and Light Co., Series A,
  Weekly VRDN and Put, 2.75%, 5/01/15 ...................................       100,000       100,000
                                                                                          -----------
                                                                                            4,650,000
                                                                                          -----------
 OHIO 2.8%
 Cuyahoga County Hospital Revenue, Cleveland Clinic Foundation, Series A,
  Weekly VRDN and Put, 2.65%, 1/01/26 ...................................     5,000,000     5,000,000
                                                                                          -----------
 PENNSYLVANIA 3.9%
 Emmaus General Authority Revenue, FSA Insured, Weekly VRDN and Put,
  2.75%, 12/01/28 .......................................................     2,600,000     2,600,000
Philadelphia Water and Wastewater  Revenue, Series B, AMBAC Insured,
  Weekly VRDN and Put, 2.65%, 8/01/27 ...................................     3,000,000     3,000,000
 Venango IDA, TECP, 3.00%, 6/10/99 ......................................     1,300,000     1,300,000
                                                                                          -----------
                                                                                            6,900,000
                                                                                          -----------
 PUERTO RICO 2.8%
 Puerto Rico Commonwealth TRAN, Series A, 3.50%, 7/30/99 ................     5,000,000     5,015,904
                                                                                          -----------
 RHODE ISLAND .9%
 Rhode Island State Industrial Facilities Corp., Electric
  Facilities Revenue, Blackstone Valley Electric Co.,
  Weekly VRDN and Put, 2.80%, 12/01/14 ..................................     1,500,000     1,500,000
                                                                                          -----------
 TENNESSEE 2.8%
 Metropolitan Government Nashville and Davidson, IDBR, YMCA Project,
  Weekly VRDN and Put, 2.70%, 12/01/18 ..................................     5,000,000     5,000,000
                                                                                          -----------
 TEXAS 9.0%
 Brazos River Authority, PCR, Texas Utilities Co., Refunding, Series A,
  Daily VRDN and Put, 3.35%, 2/01/32 ....................................     1,200,000     1,200,000
 Guadalupe Blanco River Authority, PCR, Central Power and Light Co.
  Project, Refunding, Daily VRDN and Put, 3.20%, 11/01/15 ...............     1,100,000     1,100,000
 Nueces County Health Facilities Development Corp. Revenue,
  Driscoll Children's Foundation, Weekly VRDN and Put,
  2.80%, 7/01/15 ........................................................     1,285,000     1,285,000
 Port Arthur Naval District Environmental Facility Revenue, Refunding,
  Star Enterprise Project, Daily VRDN and Put, 2.85%, 5/01/03 ...........     5,000,000     5,000,000
 Sabine River Authority, PCR, Texas Utilities Co., Daily VRDN and
  Put, 3.30%, 4/01/30 ...................................................     1,600,000     1,600,000
Project-A, Refunding, AMBAC Insured, Daily VRDN and Put,
  3.20%, 3/01/26 ........................................................     2,800,000     2,800,000
 Silsbee Health Facilities Development Corp. Hospital Revenue,
  Silsbee Doctors Hospital, Weekly VRDN and Put, 2.70%, 11/01/04 ........     2,000,000     2,000,000
 Texas Municipal Power Agency Revenue, FGIC Insured, Refunding,
  7.00%, 9/01/99 ........................................................     1,000,000     1,022,186
                                                                                          -----------
                                                                                           16,007,186
                                                                                          -----------
 UTAH 6.4%
 Central Utah Water Conservancy District, GO, Series F, AMBAC Insured,
  Weekly VRDN and Put, 2.80%, 4/01/27 ...................................     4,000,000     4,000,000
 Utah State GO, TECP, 2.95%, 3/09/99 ....................................     7,400,000     7,400,000
                                                                                          -----------
                                                                                           11,400,000
                                                                                          -----------

FRANKLIN TAX-EXEMPT MONEY FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 1999 (UNAUDITED) (CONT.)



                                                                          PRINCIPAL
                                                                            AMOUNT        VALUE
----------------------------------------------------------------------------------------------------
 INVESTMENTS (CONT.)
 WASHINGTON 2.3%
 Seattle Water System Revenue, Weekly VRDN and Put, 2.75%, 9/01/25    $   2,000,000    $   2,000,000
 Washington State Housing Finance Commission, MF, Mortgage Revenue,
  Lake Washington Apartments Project,
  Weekly VRDN and Put, 2.90%, 10/01/26 ............................       2,000,000        2,000,000
                                                                                       -------------
                                                                                           4,000,000
                                                                                       -------------
 WISCONSIN 1.7%
 Wisconsin State Health & Educational Facilities Authority Revenue,
  Wheaton Franciscan Services, Weekly VRDN and Put,
  2.70%, 8/15/16 ..................................................       1,000,000        1,000,000
 Wisconsin State Operating Notes, Series 2, 4.50%, 6/15/99 ........       2,000,000        2,006,913
                                                                                       -------------
                                                                                           3,006,913
                                                                                       -------------
 TOTAL INVESTMENTS (COST $ 178,148,014) 100.5% ....................                      178,148,014
 OTHER ASSETS, LESS LIABILITIES (.5%) .............................                         (850,994)
                                                                                       -------------
 NET ASSETS 100.0% ................................................                    $ 177,297,020
                                                                                       =============


See glossary of terms on page 10.


                       See notes to financial statements.                      9

FRANKLIN TAX-EXEMPT MONEY FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 1999 (UNAUDITED) (CONT.)


GLOSSARY OF TERMS
--------------------------------------------------------------------------------
 AMBAC  - American Municipal Bond Assurance Corp.
 EDA    - Economic Development Authority
 EDC    - Economic Development Corp.
 ETM    - Escrow to Maturity
 FGIC   - Financial Guaranty Insurance Co.
 FSA    - Financial Security Assistance
 GO     - General Obligation
 IDA    - Industrial Development Authority/Agency
 IDBR   - Industrial Development Board Revenue
 IDR    - Industrial Development Revenue
 MAC    - Municipal Assistance Corp.
 MBIA   - Municipal Bond Investors Assurance Corp.
 MF     - Multi-Family
 PCFA   - Pollution Control Financing Authority
 PCR    - Pollution Control Revenue
 RAN    - Revenue Anticipation Notes
 TAN    - Tax Anticipation Notes
 TECP   - Tax-Exempt Commercial Paper
 TRAN   - Tax Revenue Anticipation Note
 VRDN   - Variable Rate Demand Note

FRANKLIN TAX-EXEMPT MONEY FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1999 (UNAUDITED)

Assets:
 Investments in securities, at value and cost   $178,148,014
 Interest receivable ........................        889,879
                                                ------------
Total assets ................................    179,037,893
                                                ------------
Liabilities:
 Payables:
  Capital shares redeemed ...................      1,181,149
  Affiliates ................................        108,318
  Shareholders ..............................        384,853
 Distributions to shareholders ..............         15,776
 Other liabilities ..........................         50,777
                                                ------------
  Total liabilities .........................      1,740,873
                                                ------------
 Net assets, at value .......................   $177,297,020
                                                ============
 Shares outstanding .........................    177,297,020
                                                ============
 Net asset value per share ..................          $1.00
                                                ------------


                       See notes to financial statements.                     11

FRANKLIN TAX-EXEMPT MONEY FUND
Financial Statements (continued)


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 1999 (UNAUDITED)

Investment income:
 Interest ..........................................   $ 2,870,046
                                                       -----------
Expenses:
 Management fees (Note 3) ..........................       502,428
 Transfer agent fees (Note 3) ......................       107,914
 Custodian fees ....................................         1,132
 Reports to shareholders ...........................        58,537
 Registration and filing fees ......................        42,949
 Professional fees .................................        11,132
 Directors' fees and expenses ......................         5,167
                                                       -----------
  Total expenses ...................................       729,259
  Expenses waived/paid by affiliate (Note 3) .......      (143,895)
                                                       -----------
    Net expenses ...................................       585,364
                                                       -----------
      Net investment income ........................     2,284,682
                                                       -----------
Net realized gain from investments .................         7,593
                                                       -----------
Net increase in net assets resulting from operations   $ 2,292,275
                                                       ===========


12                     See notes to financial statements.

FRANKLIN TAX-EXEMPT MONEY FUND
Financial Statements (continued)


STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 1999
AND THE YEAR ENDED JULY 31, 1998 (UNAUDITED)

                                                             SIX MONTHS ENDED    YEAR ENDED
                                                             JANUARY 31, 1999  JULY 31, 1998
                                                              ------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...................................   $   2,284,682    $   4,778,127
  Net realized gain from investments ......................           7,593            1,693
                                                              ------------------------------

      Net increase in net assets resulting from operations        2,292,275        4,779,820
 Distributions to shareholders from net investment income .      (2,292,275)      (4,779,820)
 Capital share transactions (Note 2) ......................      12,771,885        3,487,344
                                                              ------------------------------

      Net increase in net assets ..........................      12,771,885        3,487,344
Net assets (there is no undistributed net investment income
 at beginning or end of period):
 Beginning of year ........................................     164,525,135      161,037,791
                                                              ------------------------------

 End of year ..............................................   $ 177,297,020    $ 164,525,135
                                                              ==============================


                       See notes to financial statements.                     13

FRANKLIN TAX-EXEMPT MONEY FUND
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Exempt Money Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks high current income exempt from federal income taxes, consistent with capital preservation and liquidity.

The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities are valued at amortized cost which approximates value.

b. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

c. SECURITY TRANSACTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

d. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. CAPITAL STOCK

At January 31, 1999, there were five billion shares authorized (no par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                    SIX MONTHS ENDED         YEAR ENDED
                                    JANUARY 31, 1999       JULY 31, 1998
                                    ------------------------------------
     Shares sold ..............       $ 221,596,987        $ 358,177,980
     Shares issued in reinvest-
      ment of distributions ...           2,285,984            4,792,736
     Shares redeemed ..........        (211,111,086)        (359,483,372)
                                    ------------------------------------
     Net increase .............       $  12,771,885        $   3,487,344
                                    ------------------------------------

FRANKLIN TAX-EXEMPT MONEY FUND
Notes to Financial Statements (unaudited) (continued)


3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES



Certain officers and directors of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Investor Services, Inc. (Investor Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin Templeton Services Inc. (FT Services), the Fund's investment manager, transfer agent, principal underwriter, and administrative manager, respectively.



The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

     ANNUALIZED
      FEE RATE       AVERAGE DAILY NET ASSETS
     ----------------------------------------
        .625%        First $100 million
        .500%        Over $100 million, up to and including $250 million
        .450%        Over $250 million

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

Advisers agreed in advance to waive management fees through December 31, 1998, as noted in the Statement of Operations.

4. INCOME TAXES

At July 31, 1998, the Fund had tax basis capital losses of $9,413, which may be carried over to offset future capital gains. Such losses expire as follows:

      Capital loss carryovers expiring in:
       2003                                    $6,881
       2004                                       688
       2005                                     1,844
                                               ------
                                               $9,413
                                               ------

At July 31, 1998, the Fund has deferred capital losses occurring subsequent to October 31, 1997 of $619. For tax purposes, such losses will be reflected in the year ending July 31, 1999.

5. CREDIT RISKS

The Fund has investments in excess of 10% of its total net assets in the state of New York. Such concentration may subject the Fund more significantly to economic changes occurring within that state.


                                                                              15

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